Principles of Consolidation, Investments in Subsidiaries and Acquisition - Summary of identification of assets and liabilities, intangible assets, not recognized in acquired entity's book (Detail) - BRL (R$)
R$ in Thousands
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Intangible assets other than goodwill	R$ 2,369,355	R$ 2,238,042	R$ 1,891,636
Adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Intangible assets other than goodwill	R$ 129,270
Commercial property rights [member]
Disclosure of detailed information about financial instruments [line items]
Finite Lived Intangible Asset, Estimated Useful Life	39 years
Commercial property rights [member] | Adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Intangible assets other than goodwill	R$ 114,792
Portfolio and customers' relationship [member]
Disclosure of detailed information about financial instruments [line items]
Finite Lived Intangible Asset, Estimated Useful Life	39 years
Portfolio and customers' relationship [member] | Adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Intangible assets other than goodwill	R$ 14,478